[Janus letterhead]
August 28, 2015
EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549-0505
RE: JANUS INVESTMENT FUND N-CSR FILING
INTECH Emerging Markets Managed Volatility Fund
INTECH Global Income Managed Volatility Fund (formerly named INTECH Global Dividend Fund)
INTECH International Managed Volatility Fund (formerly named INTECH International Fund)
INTECH U.S. Core Fund
INTECH U.S. Managed Volatility Fund (formerly named INTECH U.S. Value Fund)
Janus Adaptive Global Allocation Fund
Janus Diversified Alternatives Fund
Janus Global Allocation Fund – Conservative
Janus Global Allocation Fund – Growth
Janus Global Allocation Fund – Moderate
Janus Government Money Market Fund
Janus Flexible Bond Fund
Janus Global Bond Fund
Janus High-Yield Fund
Janus Money Market Fund
Janus Multi-Sector Fund
Janus Real Return Fund
Janus Short-Term Bond Fund
Janus Global Unconstrained Bond Fund (formerly named Janus Unconstrained Bond Fund)
Perkins Large Cap Value Fund
Perkins Mid Cap Value Fund
Perkins Select Value Fund
Perkins Small Cap Value Fund
Perkins Value Plus Income Fund
(collectively, the “Funds”)
1933 Act File No. 2-34393
1940 Act File No. 811-1879
Dear Sir or Madam:
Pursuant to Section 30(b)(2) of the Investment Company Act of 1940, as amended, and Rule 30b2-1 (a) thereunder, and Section 13(a) or 15(d) of the Securities Exchange Act of 1934, as amended, the Funds’ Annual Reports dated June 30, 2015, are hereby electronically transmitted.
If you have any questions regarding this filing, please call me at (303) 394-7624.

Sincerely,

/s/ Jesper Nergaard
Jesper Nergaard
Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer of Janus Investment Fund (Principal Accounting Officer and Principal Financial Officer)